Cover Page	May 06, 2025	Nov. 07, 2024
Cover [Abstract]
Document Type		8-K
Document Period End Date	May 06, 2025
Entity Registrant Name		WK Kellogg Co
Entity Incorporation, State or Country Code		DE
Entity File Number		1-41755
Entity Tax Identification Number		92-1243173
Entity Address, Address Line One		One Kellogg Square, P.O. Box 3599
Entity Address, City or Town		Battle Creek
Entity Address, State or Province		MI
Entity Address, Postal Zip Code		49016-3599
City Area Code		269
Local Phone Number		401-3000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $.0001 par value per share
Trading Symbol		KLG
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001959348
Amendment Flag		false